Consolidated Statements of Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Diluted earnings per share	$ 3.42	$ 2.82	$ 3.43	$ 4.25	$ 0.05	$ 0.12